Commitments and Contingent Liabilities (Details) ₪ in Thousands	1 Months Ended	6 Months Ended								11 Months Ended	12 Months Ended
	Aug. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 ILS (₪)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 ILS (₪)	Jul. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Commitments and Contingent Liabilities (Details) [Line Items]
Rental fee								$ 5,600	₪ 18
Monthly fee	$ 3,000	$ 7,400	₪ 23	$ 6,500	₪ 21	$ 5,300	₪ 17
Lease expenses | $													$ 119,000	$ 115,000	$ 167,000
Options to purchase (in Shares)													1,048,297	927,988	839,665
Forecast [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Monthly fee										$ 3,000	$ 7,100	₪ 25
Board of Directors [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Options to purchase (in Shares)													19,000